Property and Equipment	6 Months Ended
Sep. 30, 2024
Property Plant And Equipment Abstract
Property and Equipment [Text Block]

8.      Property and Equipment

The following is a summary of changes in Property and Equipment for the six months ended September 30, 2024:

Property and Equipment, March 31, 2024	$2,763,525
plus: purchases	76,385
less: transferred to inventory	(290,938)
less: depreciation	(501,263)
plus: foreign exchange translation	653
Property and Equipment, September 30, 2024	$2,048,362

The following is a summary of changes in Property and Equipment for the twelve months ended March 31, 2024:

Property and Equipment, March 31, 2023	$2,604,791
plus: purchases	361,533
plus: transfers from inventory	874,278
less: depreciation	(1,073,152)
plus: foreign exchange translation	(3,925)
Property and Equipment, March 31, 2024	$2,763,525